Share-based Payments - Summary of Fair Value of Warrants Determined At Grant Date (Detail)										12 Months Ended
	Oct. 11, 2021 shares Warrant	Dec. 11, 2020 shares	Oct. 25, 2019 Warrant	Oct. 26, 2018 Warrant	Jun. 29, 2017 Warrant	Dec. 08, 2016 Warrant	Nov. 05, 2015 Warrant	May 05, 2014 Warrant	May 06, 2013 Warrant	Dec. 31, 2021 EUR (€) Warrant € / shares	Dec. 31, 2020 Warrant	Dec. 31, 2019 Warrant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants granted	281,500	555,300	602,025	426,050	334,400	45,000	353,550	94,400	253,150	760,800	404,525
Number of warrants not fully vested as of 31 December 2021	281,500	532,133	549,842	365,817	282,251	7,500	79,315	35,698	2,500	2,136,556	1,488,006	1,292,380
Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued										4,649,816
Number of warrants granted										3,146,425
Number of warrants not fully vested as of 31 December 2021										2,136,556
Average exercise price | € / shares										€ 13.06
Average fair value | €										€ 6.98
06 May 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants not fully vested as of 31 December 2021										2,500	2,500
06 May 2013 [member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued										266,241
Number of warrants granted										253,150
Number of warrants not fully vested as of 31 December 2021										2,500
Average exercise price | € / shares										€ 2.64
Expected share value volatility										39.55%
Risk-free interest rate										2.06%
Average fair value | €										€ 12.44
Weighted average remaining contractual life										1 year 4 months 2 days
05 May 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants not fully vested as of 31 December 2021										35,698	35,698
05 May 2014 [member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued										100,000
Number of warrants granted										94,400
Number of warrants not fully vested as of 31 December 2021										35,698
Average exercise price | € / shares										€ 38.25
Expected share value volatility										67.73%
Risk-free interest rate										1.09%
Average fair value | €										€ 25.19
Weighted average remaining contractual life										2 years 4 months 2 days
05 November 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants not fully vested as of 31 December 2021										79,315	79,315
05 November 2015 [member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued										466,000
Number of warrants granted										353,550
Number of warrants not fully vested as of 31 December 2021										79,315
Average exercise price | € / shares										€ 30.67
Expected share value volatility										60.53%
Risk-free interest rate										0.26%
Average fair value | €										€ 20.04
Weighted average remaining contractual life										3 years 10 months 2 days
08 December 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants not fully vested as of 31 December 2021										7,500	42,500
08 December 2016 [member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued										100,000
Number of warrants granted										45,000
Number of warrants not fully vested as of 31 December 2021										7,500
Average exercise price | € / shares										€ 32.04
Expected share value volatility										61.03%
Risk-free interest rate										(0.40%)
Average fair value | €										€ 15.18
Weighted average remaining contractual life										minus 25 days
29 June 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants not fully vested as of 31 December 2021										282,251	282,251
29 June 2017 [member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued										520,000
Number of warrants granted										334,400
Number of warrants not fully vested as of 31 December 2021										282,251
Average exercise price | € / shares										€ 31.44
Expected share value volatility										60.61%
Risk-free interest rate										(0.23%)
Average fair value | €										€ 15.65
Weighted average remaining contractual life										5 months 26 days
26 October 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants not fully vested as of 31 December 2021										365,817	381,600
26 October 2018 [member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued										700,000
Number of warrants granted										426,050
Number of warrants not fully vested as of 31 December 2021										365,817
Average exercise price | € / shares										€ 18.26
Expected share value volatility										58.82%
Risk-free interest rate										(0.06%)
Average fair value | €										€ 8.90
Weighted average remaining contractual life										1 year 9 months 25 days
25 October 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants not fully vested as of 31 December 2021										549,842	588,142
25 October 2019 [member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued										939,500
Number of warrants granted										602,025
Number of warrants not fully vested as of 31 December 2021										549,842
Average exercise price | € / shares										€ 7.12
Expected share value volatility										59.14%
Risk-free interest rate										(0.38%)
Average fair value | €										€ 3.99
Weighted average remaining contractual life										2 years 9 months 21 days
10 December 2020 [member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued										561,525
Number of warrants granted										555,300
Number of warrants not fully vested as of 31 December 2021										532,133
Average exercise price | € / shares										€ 6.25
Expected share value volatility										58.84%
Risk-free interest rate										(0.66%)
Average fair value | €										€ 3.45
Weighted average remaining contractual life										5 years 11 months 8 days
11 October 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants not fully vested as of 31 December 2021										281,500
11 October 2021 [member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued										777,050
Number of warrants granted										281,500
Number of warrants not fully vested as of 31 December 2021										281,500
Average exercise price | € / shares										€ 3.75
Expected share value volatility										56.86%
Risk-free interest rate										(0.30%)
Average fair value | €										€ 2.04
Weighted average remaining contractual life										6 years 11 months 12 days